UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Avenue
         Suite 1740
         Seattle, WA  98101

13F File Number:  028-14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     (206) 923-3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     May 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $154,120 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      206     2314 SH       SOLE    1                   0        0     2314
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     9204   258396 SH       SOLE    1                   0        0   258396
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2017 18383M548      240    10907 SH       SOLE    1                   0        0    10907
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2016 18383M555      417    19213 SH       SOLE    1                   0        0    19213
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2015 18383M563      416    19339 SH       SOLE    1                   0        0    19339
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2014 18383M571      509    24055 SH       SOLE    1                   0        0    24055
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2013 18383M589      510    24344 SH       SOLE    1                   0        0    24344
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2012 18383M597      435    21236 SH       SOLE    1                   0        0    21236
DIAMOND FOODS INC              COM              252603105      228    10000 SH       SOLE    1                   0        0    10000
ISHARES TR                     BARCLYS TIPS BD  464287176    16420   139564 SH       SOLE    1                   0        0   139564
ISHARES TR                     MSCI EMERG MKT   464287234      332     7733 SH       SOLE    1                   0        0     7733
ISHARES TR                     BARCLYS 1-3 YR   464287457      429     5082 SH       SOLE    1                   0        0     5082
ISHARES TR                     MSCI EAFE INDEX  464287465     1020    18574 SH       SOLE    1                   0        0    18574
ISHARES TR                     MSCI SMALL CAP   464288273      495    12339 SH       SOLE    1                   0        0    12339
ISHARES TR                     S&P DEV EX-US    464288422      565    17889 SH       SOLE    1                   0        0    17889
ISHARES TR                     BARCLYS 1-3YR CR 464288646    20020   190507 SH       SOLE    1                   0        0   190507
ISHARES TR                     BARCLYS 3-7 YR   464288661     7881    65079 SH       SOLE    1                   0        0    65079
ISHARES TR                     RSSL MCRCP IDX   464288869      457     8893 SH       SOLE    1                   0        0     8893
MICROSOFT CORP                 COM              594918104     1079    33465 SH       SOLE    1                   0        0    33465
PACCAR INC                     COM              693718108      232     4956 SH       SOLE    1                   0        0     4956
PEPSICO INC                    COM              713448108      206     3101 SH       SOLE    1                   0        0     3101
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    16174   317580 SH       SOLE    1                   0        0   317580
PIMCO ETF TR                   0-5 HIGH YIELD   72201R783      499     4995 SH       SOLE    1                   0        0     4995
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     6443   192280 SH       SOLE    1                   0        0   192280
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706      219     8487 SH       SOLE    1                   0        0     8487
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      461    17699 SH       SOLE    1                   0        0    17699
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    12093   216132 SH       SOLE    1                   0        0   216132
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      580    14809 SH       SOLE    1                   0        0    14809
SPDR SERIES TRUST              NUV HGHYLD MUN   78464A284      366     6687 SH       SOLE    1                   0        0     6687
SPDR SERIES TRUST              NUVN S&P VRDO MN 78464A318      363    12093 SH       SOLE    1                   0        0    12093
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1258    17766 SH       SOLE    1                   0        0    17766
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     9812   121227 SH       SOLE    1                   0        0   121227
VANGUARD INDEX FDS             REIT ETF         922908553     5216    81954 SH       SOLE    1                   0        0    81954
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     8664   134468 SH       SOLE    1                   0        0   134468
VANGUARD INDEX FDS             VALUE ETF        922908744      623    10804 SH       SOLE    1                   0        0    10804
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3704    51262 SH       SOLE    1                   0        0    51262
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      341     7263 SH       SOLE    1                   0        0     7263
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1025    21228 SH       SOLE    1                   0        0    21228
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2476    56957 SH       SOLE    1                   0        0    56957
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409    11640   147266 SH       SOLE    1                   0        0   147266
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870     7217    86170 SH       SOLE    1                   0        0    86170
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     3118    91615 SH       SOLE    1                   0        0    91615
WISDOMTREE TR                  EM LCL DEBT FD   97717X867      367     7079 SH       SOLE    1                   0        0     7079
ZAGG INC                       COM              98884U108      160    15022 SH       SOLE    1                   0        0    15022